Share Capital and Share-based Payments - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	1,855,643	1,855,643	3,583,443	2,919,070
Options Outstanding, Weighted average exercise price (in cad per share)	$ 6.42		$ 7.14	$ 5.99
Options Outstanding, Weighted average remaining contractual life (years)	1 year 6 months 10 days
Options Exercisable, Number of options (in shares) | shares	1,855,643	1,855,643
Options Exercisable, Weighted average exercise price (in cad per share)	$ 6.42
$1.89 - $6.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	1,415,825	1,415,825
Options Outstanding, Weighted average exercise price (in cad per share)	$ 4.99
Options Outstanding, Weighted average remaining contractual life (years)	1 year 8 months 8 days
Options Exercisable, Number of options (in shares) | shares	1,415,825	1,415,825
Options Exercisable, Weighted average exercise price (in cad per share)	$ 4.99
$1.89 - $6.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 1.89
$1.89 - $6.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 6.00
$6.00 - $12.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options (in shares) | shares	439,818	439,818
Options Outstanding, Weighted average exercise price (in cad per share)	$ 11.03
Options Outstanding, Weighted average remaining contractual life (years)	1 year 7 days
Options Exercisable, Number of options (in shares) | shares	439,818	439,818
Options Exercisable, Weighted average exercise price (in cad per share)	$ 11.03
$6.00 - $12.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 6.00
$6.00 - $12.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 12.00